Credit Risk - Summary of Social Housing Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Social Housing Exposure [line items]
Drawn	£ 207,287	£ 201,289
Total	79,125	87,745
Loss allowance	785	751
Corporate and commercial banking [member]
Disclosure Of Social Housing Exposure [line items]
Total	21,973	23,394
Corporate centre [member]
Disclosure Of Social Housing Exposure [line items]
Total	42,587	45,310
Social Housing [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	6,379	6,624
Total	8,973	9,078
Loss allowance	0
Social Housing [member] | Corporate and commercial banking [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	2,794	2,844
Total	4,913	4,743
Loss allowance	0
Social Housing [member] | Corporate centre [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	3,585	3,780
Total	4,060	£ 4,335
Loss allowance	£ 0